Treasury Stock (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Text Block Supplement [Abstract]
Total of ordinary shares	50,223,820	178,475,480
Total of american depository shares	2,511,191
Share buyback program average price per ADS (in Dollars per share)	$ 28.2
Value repurchased under the program (in Dollars)	$ 200,000
Shares repurchased under the program	2,511,191
Value of stock repurchase (in Dollars)	$ 69,525
Ordinary shares repurchased from open market		28,475,480
Ordinary shares purchased from master trend		150,000,000
Shares were repurchased from master trend per ADS (in Dollars per share)		$ 29